Concentration of Credit Risk - Additional Information (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Interest-bearing deposits in banks and other financial institutions	$ 63,870,000
Interest bearing deposits, number of banks | PureItem	5
Deposits with other federal home loan banks	$ 902,000
Federal funds sold	$ 10,159,000	$ 308,000
Federal funds sold, number of banks | PureItem	1